Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Total assets	924,280	1,049,165
Switzerland
Segment Reporting Information
Total assets	199,595	214,552
EMEA
Segment Reporting Information
Total assets	222,483	277,783
Americas
Segment Reporting Information
Total assets	421,418	469,294
Asia Pacific
Segment Reporting Information
Total assets	80,784	87,536
Private Banking & Wealth Management
Segment Reporting Information
Total assets	407,329	392,201
Investment Banking
Segment Reporting Information
Total assets	658,622	790,167
Corporate Center
Segment Reporting Information
Total assets	(145,777)	(137,952)
Noncontrolling interests without SEI
Segment Reporting Information
Total assets	4,106	4,749
Bank
Segment Reporting Information
Total assets	908,160	1,034,787
Total assets of non-consolidated affiliate entities	25.8	24.9
Bank | Switzerland
Segment Reporting Information
Total assets	183,735	201,360
Bank | EMEA
Segment Reporting Information
Total assets	221,476	276,674
Bank | Americas
Segment Reporting Information
Total assets	422,181	469,191
Bank | Asia Pacific
Segment Reporting Information
Total assets	80,768	87,562
Bank | Private Banking & Wealth Management
Segment Reporting Information
Total assets	407,329	392,201
Bank | Investment Banking
Segment Reporting Information
Total assets	658,622	790,167
Bank | Adjustments
Segment Reporting Information
Total assets	(157,791)	(147,581)